CONCENTRATION OF CREDIT RISKS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
OPERATING LEASE RIGHTOFUSE ASSET AND OPERATING LEASE LIABILITY
Cash in excess of FDIC insurance	$ 243,598	$ 811,429